LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2022
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

14.    LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 70 years, as applicable, in the PRC (RMB in thousands).

	As of December 31,
	2021	2022
	RMB	RMB
Land use rights	1,196,668	1,535,556
Less: accumulated amortization	(106,611)	(104,132)
Land use rights, net	1,090,057	1,431,424

Amortization expense was RMB12 million, RMB18 million and RMB27 million for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2022, estimated amortization expense in each of the next five years is RMB30 million.

As of December 31, 2021 and 2022, certain land use rights with net book value of RMB110 million and RMB169 million were pledged as collateral for the Company’s borrowings (Note 18).

As of December 31, 2021 and 2022, certain land use rights with net book value of RMB15 million and nil were pledged as collateral for the issuance of bank acceptance notes.